Fair Value Measurements (Details) - Schedule of investments with continuous unrealized losses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of investments with continuous unrealized losses [Line Items]
Less than 12 months, Fair value	$ 120,723	$ 6,823
Less than 12 months, Unrealized losses	(1,166)	(14)
More than 12 months, Fair value	3,586
More than 12 months, Unrealized losses	(23)
Total, Fair value	124,309	6,823
Total, Unrealized Losses	(1,189)	(14)
Corporate Debentures [Member]
Fair Value Measurements (Details) - Schedule of investments with continuous unrealized losses [Line Items]
Less than 12 months, Fair value	114,199	3,821
Less than 12 months, Unrealized losses	(1,075)	(3)
More than 12 months, Fair value	1,063
More than 12 months, Unrealized losses	(15)
Total, Fair value	115,262	3,821
Total, Unrealized Losses	(1,090)	(3)
Government Debentures [Member]
Fair Value Measurements (Details) - Schedule of investments with continuous unrealized losses [Line Items]
Less than 12 months, Fair value	6,524	3,002
Less than 12 months, Unrealized losses	(91)	(11)
More than 12 months, Fair value	2,253
More than 12 months, Unrealized losses	(8)
Total, Fair value	9,047	3,002
Total, Unrealized Losses	$ (99)	$ (11)